UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-8776

                AllianceBernstein All-Asia Investment Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2004

                     Date of reporting period: July 31, 2004

ITEM 1.       SCHEDULE OF INVESTMENTS.

AllianceBernstein All-Asia Investment Fund

PORTFOLIO OF INVESTMENTS
July 31, 2004 (unaudited)

Company                                                 Shares     U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS -  99.6%

Australia -  10.6%
Australia & New Zealand Banking Group, Ltd.             29,374     $    372,805
BHP Billiton, Ltd.                                      52,073          482,313
James Hardie Industries NV                              23,390           93,693
National Australia Bank, Ltd.                            8,868          166,207
News Corp., Ltd.                                        31,625          271,583
Perpetual Trustees Australia, Ltd.                      10,424          336,971
QBE Insurance Group, Ltd.                               31,106          272,809
St. George Bank, Ltd.                                   17,673          263,919
Westpac Banking Corp., Ltd.                             17,169          203,304
Woodside Petroleum, Ltd.                                20,191          255,264
                                                                   -------------
                                                                      2,718,868
                                                                   -------------
China -  3.1%
China Petroleum and Chemical Corp. (Sinopec) Cl. H     828,000          321,128
China Resources Enterprise, Ltd.                       102,000          125,543
China Telecom Corp., Ltd. Cl. H                        430,000          141,961
CNOOC, Ltd.                                            415,000          199,527
                                                                   -------------
                                                                        788,159
                                                                   -------------
Hong Kong -  4.3%
Cheung Kong Holdings, Ltd.                              25,000          184,302
Esprit Holdings, Ltd.                                   67,000          298,935
HSBC Holdings Plc.                                      10,000          147,442
Li & Fung, Ltd.                                        160,000          221,547
Sun Hung Kai Properties, Ltd.                           30,000          253,856
                                                                   -------------
                                                                      1,106,082
                                                                   -------------
India -  5.4%
Bharti Tele-Ventures, Ltd. (a)                         276,000          904,625
Canara Bank, Ltd.                                       59,700          160,981
Infosys Technologies, Ltd.                               7,200          241,229
Tata Motors, Ltd.                                       10,100           91,994
                                                                   -------------
                                                                      1,398,829
                                                                   -------------
Indonesia -  0.3%
Bank Rakyat Indonesia                                  466,500           88,091
                                                                   -------------

Japan -  60.7%
Advantest Corp.                                          3,900          228,269
Aeon Credit Service Co., Ltd.                            8,400          515,032
Arnest One Corp.                                         1,400           41,474


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

Company                                                 Shares     U.S. $ Value
--------------------------------------------------------------------------------
Bridgestone Corp.                                       22,000     $    396,966
Canon, Inc.                                             24,100        1,176,929
Daiwa Securities Group, Inc.                            90,000          590,601
Denso Corp.                                             28,700          703,362
Fujisawa Pharmaceutical Co., Ltd.                       18,700          453,252
Fujitsu, Ltd.                                           34,000          210,602
Honda Motor Co., Ltd.                                    9,200          447,632
Hoya Corp.                                               7,700          791,463
Japan Wind Development Co., Ltd. (a)                        27           64,473
JFE Holdings, Inc.                                      36,600          875,614
JSR Corp.                                                6,600          109,314
KDDI Corp.                                                  89          454,607
Leopalace21 Corp.                                       25,400          505,059
Matsushita Electric Industrial Co., Ltd.                60,000          799,318
Mitsubishi Corp.                                        80,000          769,873
Mitsubishi Tokyo Financial Group, Inc.                     103          921,864
Nippon Mining Holdings, Inc.                           103,500          434,831
Nitto Denko Corp.                                       12,600          527,097
Nok Corp.                                               12,100          364,971
OBIC Co., Ltd.                                           2,100          405,314
Reins International, Inc.                                   23          117,896
Sammy Corp.                                             12,000          591,409
Sumitomo Corp.                                          53,000          370,160
Sumitomo Mitsui Financial Group, Inc.                       95          572,243
Takashimaya Co., Ltd.                                   41,000          381,310
TDK Corp.                                                5,800          400,916
Tokyo Steel Manufacturing Co., Ltd.                     21,300          325,059
Touei Housing Corp.                                      5,290          174,283
Toyota Motor Corp.                                      21,300          856,627
                                                                   -------------
                                                                     15,577,820
                                                                   -------------
Malaysia -  1.6%
Maxis Communications Berhad                             92,000          213,053
Public Bank Berhad                                     106,000          195,263
                                                                   -------------
                                                                        408,316
                                                                   -------------
Singapore -  3.1%
Oversea-Chinese Banking Corp.                           55,000          409,326
United Overseas Bank, Ltd.                              50,000          398,279
                                                                   -------------
                                                                        807,605
                                                                   -------------
South Korea -  5.8%
Hyundai Motor Co., Ltd.                                  3,460          128,400
Kookmin Bank (a)                                         9,380          257,860
POSCO                                                    1,560          212,758
Samsung Electronics Co., Ltd.                            1,210          431,441
Shinhan Financial Group Co., Ltd.                       10,170          148,267
SK Telecom Co., Ltd.                                     2,350          319,495
                                                                   -------------
                                                                      1,498,221
                                                                   -------------


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

Company                                                 Shares     U.S. $ Value
--------------------------------------------------------------------------------
Taiwan -  3.6%
Cathay Financial Holding Co., Ltd.                      22,000     $     36,246
Cathay Financial Holding Co., Ltd. (GDR) (b)             5,083           84,124
Chinatrust Financial Holding Co., Ltd.                 122,000          124,548
Hon Hai Precision Industry Co., Ltd.                    61,700          222,367
Taiwan Semiconductor Manufacturing Co., Ltd.           176,754          223,088
United Microelectronics Corp. (a)                      170,640          108,940
Yageo Corp. (a)                                        271,000          112,020
                                                                   -------------
                                                                        911,333
                                                                   -------------
Thailand -  1.1%
Advanced Info Service Public Co., Ltd.                  79,100          180,904
Siam Commercial Bank Public Co., Ltd.                   95,400          103,896
                                                                   -------------
                                                                        284,800
                                                                   -------------

Total Investments - 99.6%
   (cost $21,192,224)                                                25,588,124
Other assets less liabilities -  0.4%                                    95,477
                                                                   -------------
Net Assets - 100%                                                  $ 25,683,601
                                                                   =============

(a)   Non-income producing security.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, the market value of this security amounted to $ 84,124 or 0.3% of net assets.

      Glossary:

      GDR - Global Depositary Receipt


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

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.  EXHIBITS.

The following exhibits are attached to this Form N-Q:

         EXHIBIT NO.      DESCRIPTION OF EXHIBIT

         11 (a) (1)       Certification of Principal Executive Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         11 (a) (2)       Certification of Principal Financial Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002


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

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein All-Asia Investment Fund, Inc.

By:      /s/ Marc O. Mayer
         -----------------
         Marc O. Mayer
         President

Date:    September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Marc O. Mayer
         -----------------
         Marc O. Mayer
         President

Date:    September 27, 2004

By:      /s/ Mark D. Gersten
         -------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:    September 27, 2004


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